{Letterhead of Preston Gates & Ellis LLP}

June 9, 2005

Via Edgar

Securities and Exchange Commission

Judiciary Plaza

450 5th Street, N.W.

Washington, D.C. 20549

Re:	Silicon Motion Technology Corporation

Registration Statement on Form F-1

Gentlemen and Ladies:

On behalf of our client Silicon Motion Technology Corporation, we are filing herewith electronically the above referenced registration statement.

Pursuant to 17 CFR 202.3a, a filing fee in the amount of $13,535.50 has been deposited via wire transfer into the Commission’s lockbox.

If you have any questions or comments, please contact the undersigned at 206.370.7639.

Very truly yours,

PRESTON GATES & ELLIS LLP

By	\s\ Christopher H. Cunningham
Christopher H. Cunningham